Operating leases right-of-use assets and lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 3,379
2024	2,838
2025	2,473
2026	2,332
2027	2,143
Thereafter	13,908
Total undiscounted cash flows	27,073
Less: imputed interest	3,614
Present value of operating lease liabilities	23,459
Less: current portion	3,379	$ 4,190
Long-term operating lease liabilities	$ 20,080	$ 24,362